Stock Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 297	$ 301	$ 287
Stock Plans (Textuals) [Abstract]
Total income tax benefit recognized in the income statement for stock-based compensation arrangements	107	105	100
Restricted Stock Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	197	176	163
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	237
Weighted-average remaining vesting period	1 year 7 months 0 days
Stock Options [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	29	40	58
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	27
Weighted-average remaining vesting period	1 year 5 months 0 days
Liability-Based Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	70	83	64
Performance And Market-Based Stock Options [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 1	$ 2	$ 2